The Gabelli ABC Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 46.8%
	Broadcasting — 1.3%
8,000	Cogeco Inc.	$470,775
10,000	MSG Networks Inc., Cl. A†	217,500
276,567	Tribune Media Co., Cl. A	12,760,801

		13,449,076

	Building and Construction — 6.3%
46,000	Johnson Controls International plc	1,699,240
1,005,000	Lennar Corp., Cl. B	39,315,600
40,000	Norbord Inc., Toronto	1,102,106
550,000	USG Corp.	23,815,000

		65,931,946

	Business Services — 0.1%
30,000	exactEarth Ltd.†	9,990
68,000	Travelport Worldwide Ltd.	1,069,640

		1,079,630

	Cable and Satellite — 0.4%
1,000	AMC Networks Inc., Cl. A†	56,760
1,000	Charter Communications Inc., Cl. A†	346,910
44,300	Liberty Global plc, Cl. A†	1,103,956
95,000	Liberty Global plc, Cl. C†	2,299,950
4,699	Liberty Latin America Ltd., Cl. A†	90,879
20,500	Liberty Latin America Ltd., Cl. C†	398,725

		4,297,180

	Computer Software and Services — 7.7%
38,000	Business & Decision†	315,864
123,500	Digi International Inc.†	1,564,745
35,000	First Data Corp., Cl. A†	919,450
100,000	Gemalto NV†	5,718,709
52,000	iGO Inc.†	133,900
2,500	InterXion Holding NV†	166,825
270,000	Luxoft Holding Inc.†	15,851,700
450,000	MYOB Group Ltd.	1,064,011
205,000	Red Hat Inc.†	37,453,500
6,300	Rockwell Automation Inc.	1,105,398
250,000	Solium Capital Inc.†	3,569,424
39,000	The Ultimate Software Group Inc.†	12,875,070

		80,738,596

	Consumer Products — 0.1%
100	Accell Group NV	2,776
75,000	Avon Products Inc.†	220,500
10,000	Bang & Olufsen A/S†	90,002
12,000	Edgewell Personal Care Co.†	526,680

		839,958

	Diversified Industrial — 2.5%
138,000	Haldex AB	920,267
30,000	Katy Industries Inc.†	109
108,779	Multi-Color Corp.	5,426,984

Shares		Market Value

38,000	Myers Industries Inc.	$650,180
9,000	SLM Solutions Group AG†	97,929
144,900	WABCO Holdings Inc.†	19,102,167
24,000	Wartsila OYJ Abp	387,275

		26,584,911

	Energy and Utilities — 1.5%
64,800	Alerion Cleanpower SpA	205,712
50,000	Alvopetro Energy Ltd., Toronto†	17,211
33,400	American Midstream Partners LP	172,678
38,000	Anadarko Petroleum Corp.	1,728,240
15,000	Apache Corp.	519,900
12,000	Avangrid Inc.	604,200
33,000	Connecticut Water Service Inc.	2,265,450
20,000	Endesa SA	510,174
200,000	Gulf Coast Ultra Deep Royalty Trust	5,600
3,000	Hess Corp.	180,690
85,000	InfraREIT Inc., REIT†	1,782,450
55,000	National Fuel Gas Co.	3,352,800
12,000	Noble Energy Inc.	296,760
130,000	Severn Trent plc	3,345,750
800,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
4,200	Valener Inc.	82,187
9,000	Whiting Petroleum Corp.†	235,260

		15,305,062

	Entertainment — 0.6%
110,000	Fox Corp., Cl. B†	3,946,800
27,036	International Speedway Corp., Cl. A	1,179,581
19,000	Liberty Media Corp.-Liberty Braves, Cl. A†	530,860
9,000	Liberty Media Corp.-Liberty Braves, Cl. C†	249,930
1,300	The Madison Square Garden Co., Cl. A†	381,069
1,927	The Walt Disney Co.	213,955

		6,502,195

	Financial Services — 3.7%
7,000	Alimco Financial Corp.†	64,715
50,000	AllianceBernstein Holding LP	1,444,500
60,000	AXA Equitable Holdings Inc.	1,208,400
19,542	Citizens First Corp.	484,837
3,311,214	Earthport plc†	1,574,140
236,233	Ellie Mae Inc.†	23,313,835
1,218	Horizon Bancorp Inc.	19,598
6,000	Jardine Lloyd Thompson Group plc	149,574
60,000	KKR & Co. Inc., Cl. A	1,409,400
1,000	Mastercard Inc., Cl. A	235,450
62,690	MoneyGram International Inc.†	127,888
32,000	Navient Corp.	370,240
20,000	Oaktree Capital Group LLC	993,000
10,000	Oritani Financial Corp.	166,300
8,000	Oslo Bors VPS Holding ASA	146,552
100	Patriot National Inc.†(a)	2

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
270,000	Sterling Bancorp	$5,030,100
15,000	The Navigators Group Inc.	1,048,050
2,200	Topdanmark A/S	109,878
18,000	Waddell & Reed Financial Inc., Cl. A	311,220
163,679	Wright Investors’ Service Holdings Inc.†	73,656

		38,281,335

	Food and Beverage — 0.6%
40,000	Dairy Crest Group plc	323,530
3,500	Pernod Ricard SA	628,183
3,300,000	Premier Foods plc†	1,564,511
24,000	Remy Cointreau SA	3,201,041
1,000	The Hershey Co.	114,830

		5,832,095

	Health Care — 5.7%
150,000	Akorn Inc.†	528,000
30,000	Allergan plc.	4,392,300
60,000	AstraZeneca plc, ADR	2,425,800
500	Bio-Rad Laboratories Inc., Cl. A†	152,840
4,000	Bristol-Myers Squibb Co.	190,840
258,000	BTG plc†	2,804,202
115,000	Celgene Corp.†	10,849,100
80,294	Clementia Pharmaceuticals Inc.†	2,095,673
500	ICU Medical Inc.†	119,665
158,000	Idorsia Ltd.†	2,779,975
300	Illumina Inc.†	93,207
270,000	Immune Design Corp.†	1,579,500
37,000	McKesson Europe AG	1,087,430
433,000	Myrexis Inc.†	10,782
175,918	Nightstar Therapeutics plc, ADR†	4,463,040
208	Osiris Therapeutics Inc.†	3,952
1,058,700	Pacific Biosciences of California Inc.†	7,654,401
7,000	Perrigo Co. plc	337,120
145,000	Spark Therapeutics Inc.†	16,512,600
33,400	Stallergenes Greer plc†	1,367,532

		59,447,959

	Hotels and Gaming — 1.7%
680,000	Belmond Ltd., Cl. A†	16,952,400
55,800	Cherry AB, Cl. B†	522,752
10,000	Eldorado Resorts Inc.†	466,900
6,000	Pebblebrook Hotel Trust, REIT	186,360

		18,128,412

	Industrials — 0.1%
52,000	Arconic Inc.	993,720

	Machinery — 0.4%
28,000	Astec Industries Inc.	1,057,280
140,000	CNH Industrial NV	1,428,000
45,000	CNH Industrial NV, Borsa Italiana	457,542

Shares		Market Value

1,000,000	UQM Technologies Inc.†	$1,650,000

		4,592,822

	Metals and Mining — 2.7%
6,000	Alamos Gold Inc., Cl. A	30,480
55,000	Ampco-Pittsburgh Corp.†	181,500
13,000	Detour Gold Corp.†	121,989
130,000	Freeport-McMoRan Inc.	1,675,700
2,036,000	Goldcorp Inc.	23,291,840
115,753	Pan American Silver Corp.	1,533,727
12,000	Pan American Silver Corp.	158,581
10,000	Vulcan Materials Co.	1,184,000

		28,177,817

	Publishing — 0.3%
4,000	Meredith Corp.	221,040
14,000	Telegraaf Media Groep NV†(a)	94,227
125,000	The E.W. Scripps Co., Cl. A	2,625,000

		2,940,267

	Real Estate — 0.2%
500	American Tower Corp., REIT	98,530
5,500	Tier REIT Inc., REIT	157,630
34,298	Vastned Retail Belgium NV, REIT	1,908,309

		2,164,469

	Retail — 0.0%
101,770	The Bon-Ton Stores Inc.†	2,850

	Semiconductors — 4.2%
100,000	AIXTRON SE†	898,750
600,000	Integrated Device Technology Inc.†	29,394,000
95,000	Mellanox Technologies Ltd.†	11,244,200
28,000	NXP Semiconductors NV	2,474,920
2,000	Versum Materials Inc.	100,620

		44,112,490

	Specialty Chemicals — 0.2%
8,800	Linde plc	1,548,184
44,500	SGL Carbon SE†	393,105
11,000	Valvoline Inc.	204,160

		2,145,449

	Telecommunications — 5.5%
1,320,000	ARRIS International plc†	41,725,200
230,000	Asia Satellite Telecommunications Holdings Ltd.	190,447
206,485	CenturyLink Inc.	2,475,755
10,000	Finisar Corp.†	231,700
4,000	Harris Corp.	638,840
400,000	Inmarsat plc	2,891,453
130,000	Koninklijke KPN NV	412,110
64,700	Parrot SA†	231,522
100,000	Pharol SGPS SA†	21,650
19,434	Quantenna Communications Inc.†	472,829

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
650,000	Sprint Corp.†	$3,672,500
83,000	Telenet Group Holding NV	3,992,372

		56,956,378

	Transportation — 0.1%
500	Lyft Inc., Cl. A†	39,145
2,000	XPO Logistics Europe SA	646,131

		685,276

	Wireless Communications — 0.9%
10,000	Blackberry Ltd.†	100,900
135,000	Millicom International Cellular SA, SDR	8,196,735
7,000	T-Mobile US Inc.†	483,700
13,000	United States Cellular Corp.†	596,830

		9,378,165

	TOTAL COMMON STOCKS	488,568,058

	CLOSED-END FUNDS — 0.0%
1,400	Altaba Inc.†	103,768

	RIGHTS — 0.1%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0

	Health Care — 0.0%
110,600	Adolor Corp., CPR, expire 07/01/19†(a)	0
187,969	Ambit Biosciences Corp., CVR†(a)	380,636
135,000	American Medical Alert Corp., CPR†(a)	1,350
640,000	Innocoll, CVR†(a)	6
95,400	Ocera Therapeutics, CVR†(a)	37,206
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
400,000	Sanofi, CVR†	180,000
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
12,000	Tobira Therapeutics Inc., CVR†(a)	720

		599,918

	Metals and Mining — 0.1%
2,200,000	Pan American Silver Corp., CVR†	660,000

	Specialty Chemicals — 0.0%
96,986	A. Schulman Inc., CVR†(a)	50,724

	TOTAL RIGHTS	1,310,642

Principal Amount		Market Value

	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$ 65,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	$27,950

	U.S. GOVERNMENT OBLIGATIONS — 53.1%
556,832,000	U.S. Treasury Bills, 2.329% to 2.517%††, 04/11/19 to 08/29/19(c)	553,950,540

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $1,034,571,137)	$1,043,960,958

Shares		Market Value
	SECURITIES SOLD SHORT — (5.6)%
	Building and Construction — (3.3)%
700,000	Lennar Corp., Cl. A	$34,363,000

	Financial Services — (0.1)%
10,000	Brookfield Asset Management Inc., Cl. A	466,500
11,799	German American Bancorp Inc.	346,891

		813,391

	Metals and Mining — (2.2)%
660,000	Newmont Mining Corp.	23,608,200

	TOTAL SECURITIES SOLD SHORT(d) (Proceeds received $59,064,147)	$58,784,591

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)

At March 31, 2019, $95,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(d)	At March 31, 2019, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

As of March 31, 2019, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	21,038,293	EUR	18,600,000	State Street Bank and Trust Co.	04/26/19	$125,970
USD	12,032,011	GBP	9,100,000	State Street Bank and Trust Co.	04/26/19	163,461
USD	521,364	SEK	4,800,000	State Street Bank and Trust Co.	04/26/19	4,043

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$293,474

As of March 31, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/01/2020	$801,567	$(348)	—	$(348)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$(348)

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